FINANCIAL INSTRUMENTS - Maturity Analysis for Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	$ 802,158	$ 837,747
Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	170,267	177,398
1-2 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	49,969	43,830
2-3 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	52,884	46,293
3-4 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	192,165	49,699
4-5 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	23,468	210,362
Thereafter
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	313,405	310,165
Non-controlling interest put options
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	13,634	10,499
Non-controlling interest put options | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | 1-2 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | 2-3 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | 3-4 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | 4-5 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Thereafter
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	13,634	10,499
Borrowings
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	470,295	501,414
Borrowings | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	20,235	12,948
Borrowings | 1-2 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	16,399	13,631
Borrowings | 2-3 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	18,050	17,006
Borrowings | 3-4 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	164,236	18,780
Borrowings | 4-5 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	550	188,223
Borrowings | Thereafter
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	250,825	250,826
Interests on borrowings
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	145,392	186,321
Interests on borrowings | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	25,861	29,548
Interests on borrowings | 1-2 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	25,295	29,360
Interests on borrowings | 2-3 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	24,770	28,599
Interests on borrowings | 3-4 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	20,660	28,005
Interests on borrowings | 4-5 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	17,792	22,003
Interests on borrowings | Thereafter
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	31,014	48,806
Lease liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	44,756	5,712
Lease liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	6,084	1,440
Lease liabilities | 1-2 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	6,057	686
Lease liabilities | 2-3 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	8,271	558
Lease liabilities | 3-4 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	5,885	2,861
Lease liabilities | 4-5 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	4,082	133
Lease liabilities | Thereafter
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	14,377	34
Interest on Lease liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	12,580	526
Interest on Lease liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	2,586	187
Interest on Lease liabilities | 1-2 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	2,218	153
Interest on Lease liabilities | 2-3 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,793	130
Interest on Lease liabilities | 3-4 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,384	53
Interest on Lease liabilities | 4-5 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,044	3
Interest on Lease liabilities | Thereafter
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	3,555	0
Accounts payable and accrued liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	115,501	133,275
Accounts payable and accrued liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	115,501	133,275
Accounts payable and accrued liabilities | 1-2 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 2-3 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 3-4 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | 4-5 years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Thereafter
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	$ 0	$ 0